INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 28, 2012
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivables from affiliates

			October 28,	October 30,
(in thousands)	Segment	% Owned	2012	2011
MegaMex Foods, LLC	Grocery Products	50%	$205,315	$205,523
Foreign Joint Ventures	All Other	Various (26-50%)	81,222	90,103
Other	Various	Various	–	72
Total			$286,537	$295,698

Schedule of equity in earnings of affiliates

(in thousands)	Segment	2012	2011	2010
MegaMex Foods, LLC	Grocery Products	$35,762	$24,532	$11,996
Foreign Joint Ventures	All Other	2,929	3,423	3,686
Other	Various	–	(1,198)	(2,556)
Total		$38,691	$26,757	$13,126